UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the period ended December 31, 2010. The net asset values (NAV) per share at that date were $12.10, $12.06 and $12.10 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

	Six Months Ended December 31, 2010	For the Period May 3, 2010 (commencement of operations) through December 31, 2010
Cohen & Steers Preferred Securities and Income Fund—Class A	11.86%	9.22%
Cohen & Steers Preferred Securities and Income Fund—Class C	11.44%	8.62%
Cohen & Steers Preferred Securities and Income Fund—Class I	11.93%	9.39%
BofA Merrill Lynch Fixed Rate Preferred Index[a]	8.58%	7.71%
Blended benchmark—50% BofA Merrill Lynch US Capital Securities Index / 50% BofA Merrill Lynch Fixed Rate Preferred Index[a]	9.54%	7.14%
S&P 500 Index[a]	23.27%	6.09%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a a  The BofA Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities. The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

Investment Review

Preferred securities had strong performance in 2010, both in absolute terms and compared with most fixed income categories. Signs of economic recovery, near-zero short-term interest rates and an improvement in bank fundamentals contributed to the rally. There were occasional setbacks, most notably in the spring, when the emergence of Europe's sovereign debt crisis and policy tightening in China raised the specter of a double-dip U.S. recession. The mix of late-period data suggested that growth prospects were improving.

Proposed regulatory changes had a significant impact on bank preferred performance in the summer months. Amid great uncertainty, markets initially focused on the potentially adverse effects of regulatory changes on corporate profits and banking business models. However, for preferred investors, the reforms ultimately presented more of a mixed bag, insofar as the proposals called for much higher capital levels and other risk reductions. And for investors in preferred securities, the likelihood of shrinking supply that followed from the legislation was also appealing, ultimately setting up strong performance for many securities.

In July, the U.S. Congress passed legislation that will phase out the use of debt-structured (hybrid) preferred securities as Tier 1 regulatory capital over time. With the phase-out, many of these securities will come to be viewed as expensive forms of debt rather than inexpensive forms of the most costly regulatory capital; accordingly, the issuers may have incentives to redeem them at terms attractive to investors. In addition, other more far-reaching reforms came onto the horizon: the Basel Committee proposals may, in time, induce banks to redeem many perpetual preferreds as well. Investors began to speculate favorably on the ultimate disposition of many securities.

With regard to sector returns, banks and brokerage companies, which are the primary issuers of preferreds, performed in line with the broad preferred market. While regulatory uncertainty kept issuance far lower than in years past, certain financial companies nonetheless had some noteworthy preferred issuance in the year, including HSBC's $3.9 billion offering at 8.0% in the exchange-traded market and Credit Suisse's $1.5 billion deal in over-the-counter (OTC) format at 7.875%. At the end of September, Citigroup offered a $2.2 billion new issue, which was effectively the re-marketing of a preferred held by the U.S. Government.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Insurance company preferreds likewise had attractive returns. A recovering equity market helped life insurance preferreds, as concerns eased regarding equity-linked annuity liabilities and other market-sensitive life insurance products. Meanwhile, property & casualty securities benefited from modest disaster claims in the year.

REIT preferreds performed well overall. Real estate companies continued to see improving fundamentals and have moved from defense to offense. While many larger REITs reopened existing preferreds during the first part of the year, smaller issuers took center stage in the second half and came to market with a stream of new offerings. All of the smaller company deals offered better leveraged buyout (LBO) protections than in the past, but notably Cogdell Spencer, an office company, issued the first REIT preferred to contain full LBO risk protection. In the event of a private takeover, the securities could be exchanged for common stock or cash in the amount of the liquidation value of the preferreds, removing the risk of illiquidity, credit downgrades and potentially substantial losses for preferred shareholders. Cohen & Steers actively sought the enhanced protections in these deals and played a key role in drafting the document language.

Fund performance

The Fund had a positive total return for the period beginning May 3, 2010 (the Fund's inception date) and ending December 31, 2010. In this period, it also outperformed its benchmarks by significant margins. This was in large part attributable to security selection in the banking sector. We owned preferreds of Bank of America, Citigroup, ING and National Westminster Bank that were buoyed by improving fundamentals. These were all out-of-index, below-investment-grade securities and we expect ratings to improve in the coming months and quarters. In fact, the preferreds of Bank of America were upgraded by Fitch and, in December, by Standard & Poor's, and many were set to return to investment grade indexes in 2011.

In the insurance sector, we held issues of Aegon, a Dutch life insurer that has a heavy U.S. business presence. Its preferreds rebounded after struggling early in the year along with Europe-based issuers broadly. Investments in certain other insurance preferreds, such as those issued by Bermuda-based property & casualty companies, also helped performance. Our security selection in the real estate sector and underweight in utility preferreds aided returns as well.

From a broad perspective, our investments in discounted hybrid debt preferred securities of banks rallied as markets began to price in a meaningful probability that many of these issues would be redeemed at par or otherwise refinanced as their regulatory capital benefits fade. Our underweight in richly valued hybrid debt instruments also helped, as instruments trading above par performed poorly due to the potential for issuers to redeem them at par.

Our overweight in the telecommunications sector modestly detracted from performance, as the group had positive absolute returns but trailed most sectors. Our security selection in the finance sector slightly hindered relative return.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Investment Outlook

Although we have seen a recent improvement in U.S. economic indicators, the employment picture, in our view, will be slow to normalize, helping keep inflation in check. This should give the Federal Reserve the freedom to keep interest rates low well into 2011. In the meantime, preferreds continue to enjoy an above-average yield advantage relative to Treasurys, which we believe will aid relative performance, as it did in the fourth quarter of 2010 when Treasury yields bounced dramatically off of their lows. Preferreds had basically flat performance in that period, compared with returns of –5.6% for 10-year Treasuries, –1.6% for corporate bonds (Bank of America Merrill Lynch Corporate Bond Master) and –4.5% for municipal bonds (Bank of America Merrill Lynch Municipal Master). We attribute this to the relatively inexpensive profile of the preferred market (ample room for collapsing credit spreads), improving fundamentals and—thanks in part to regulatory reform—a far better supply/demand dynamic.

We believe that the supply picture will remain beneficial. Banks are unlikely to issue more of the hybrid preferreds that will be phased out as Tier 1 capital over the next few years. They may also be slow to issue new types of preferreds until there is more clarification on bank regulatory requirements, which may not occur until the middle of 2011 at least. This will help existing preferred shareholders, in our view, as more investors seek to take advantage of preferreds' attractive yields. However, we expect additional supply from non-bank issuers, such as REITs, to meet with strong investor demand.

We are closely monitoring events in Europe and expect regional volatility to continue as events play out. We are taking a generally defensive stance toward vulnerable issuers, but also see opportunities in preferreds from issuers that are either in more stable European economies or have meaningful operations outside of the eurozone. Banks in the U.S. are unlikely to be materially affected unless problems progress well beyond their current state. While Treasury yields are likely to remain in a range for the near term, we are taking a similarly conservative stance relative to interest-rate risk and tend to favor more defensive securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	WILLIAM F. SCAPELL

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Class A Shares

Growth of a $10,000 Investment

Class I Shares

Growth of a $1,000,000 Investment

Class C Shares

Growth of a $10,000 Investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)—(Continued)

Total Returns for the Period Ended December 31, 2010

	Class A Shares	Class C Shares	Class I Shares
Since Inception[b] (with sales charge)	4.31%[c]	7.62%[d]	—
Since Inception[b] (without sales charge)	9.22%	8.62%	9.39%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2010 prospectuses were as follows: Class A—1.94% and 0.85%; Class C—2.59% and 1.50%; and Class I—1.59% and 0.50%. Gross expenses were estimated for the current fiscal year. Through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 0.85% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares.

a  The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Fund's performance assumes the reinvestment of all dividends and distributions. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Inception date May 3, 2010.

c  Reflects a 4.50% front-end sales charge.

d  Reflects a contingent deferred sales charge of 1%.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010—December 31, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period[a] July 1, 2010– December 31, 2010
Class A
Actual (11.86% return)	$1,000.00	$1,118.60	$4.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33
Class C
Actual (11.44% return)	$1,000.00	$1,114.40	$7.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.63
Class I
Actual (11.93% return)	$1,000.00	$1,119.30	$2.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.55

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratio of 0.85%, 1.50% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.60%, 2.25% and 1.25%, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

DECEMBER 31, 2010

Top Ten Long-Term Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co., 7.90%, due 4/29/49	$7,039,369	4.3%
Wells Fargo & Co., 7.98%, due 3/29/49	5,989,000	3.7
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A	4,159,500	2.5
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1	3,781,094	2.3
Capital One Capital III, 7.686%, due 8/15/36	2,979,500	1.8
Centaur Funding Corp., 9.089%, due 4/21/20, 144A	2,967,013	1.8
Dominion Resources, 7.50%, due 6/30/66, Series A	2,505,577	1.5
ING Groep N.V., 7.375%	2,391,852	1.5
Bank of America Corp., 8.125%, due 12/29/49	2,320,815	1.4
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)	2,292,000	1.4

a  Top ten holdings are determined on the basis of the value of individual securities held. All of the securities listed above are preferred stock. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

December 31, 2010

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	39.1%
BANK	8.5%
BAC Capital Trust II, 7.00%, due 2/1/32, Series V		16,275	$397,110
Citigroup, 8.50%, Series F		35,000	910,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)		86,825	2,101,165
Citigroup Capital XIII, 7.875%, due 10/30/40		78,000	2,098,980
Fifth Third Capital Trust VI, 7.25%, due 11/15/67		80,351	2,009,579
KeyCorp Capital IX, 6.75%, due 12/15/66		42,504	1,020,096
KeyCorp Capital X, 8.00%, due 3/15/68, (TruPS)		57,170	1,453,261
National City Capital Trust II, 6.625%, due 11/15/36		45,173	1,128,422
National City Capital Trust III, 6.625%, due 5/25/67		44,725	1,111,863
SunTrust Capital IX, 7.875%, due 3/15/68		20,000	516,200
Wachovia Corp., 7.25%, Series A		47,671	1,219,901
			13,966,577
BANK—FOREIGN	5.9%
Barclays Bank PLC, 7.10%, Series III		35,950	896,233
Barclays Bank PLC, 7.75%, Series IV		63,287	1,608,756
Deutsche Bank Contingent Capital Trust III, 7.60%		75,564	1,921,592
HSBC Holdings PLC, 8.00%, Series II		27,625	736,206
Lloyds Banking Group PLC, 7.75%, due 7/15/50		55,300	1,435,035
National Westminster Bank PLC, 7.76%, Series C		98,893	2,148,945
Santander Finance Preferred, 10.50%, Series X		32,031	892,384
			9,639,151
ELECTRIC—INTEGRATED	0.3%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)		17,019	433,984
FINANCE	2.9%
CREDIT CARD	0.6%
Capital One Capital II, 7.50%, due 6/15/66, (TruPS)		39,526	1,006,332
INVESTMENT BANKER/BROKER	0.7%
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33		18,525	415,330
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66		29,105	691,244
			1,106,574

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
MORTGAGE LOAN/BROKER	1.6%
Countrywide Capital IV, 6.75%, due 4/1/33		67,340	$1,595,958
Countrywide Capital V, 7.00%, due 11/1/36		43,394	1,067,493
			2,663,451
TOTAL FINANCE			4,776,357
INSURANCE	5.5%
LIFE/HEALTH INSURANCE—FOREIGN	1.1%
Aegon NV, 6.875%		34,960	796,389
Aegon NV, 7.25%		42,699	1,021,360
			1,817,749
MULTI-LINE	0.5%
American Financial Group, 7.00%, due 9/30/50		35,542	879,664
MULTI-LINE—FOREIGN	2.9%
Allianz SE, 8.375%		64,175	1,690,613
ING Groep N.V., 7.375%		103,186	2,391,852
ING Groep N.V., 8.50%		26,018	657,995
			4,740,460
REINSURANCE—FOREIGN	1.0%
Arch Capital Group Ltd., 7.875%, Series B		28,300	723,631
Axis Capital Holdings Ltd., 7.25%, Series A		32,815	822,016
			1,545,647
TOTAL INSURANCE			8,983,520
INTEGRATED TELECOMMUNICATIONS SERVICES	1.4%
Telephone & Data Systems, 6.875%, due 11/15/59		67,639	1,680,829
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		25,853	651,754
			2,332,583
MEDIA—DIVERSIFIED SERVICES	1.0%
CBS Corp, 6.75%, due 3/27/56		37,067	936,683
Comcast Corp., 6.625%, due 5/15/56		28,050	713,873
			1,650,556

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
REAL ESTATE	13.6%
DIVERSIFIED	3.6%
Duke Realty Corp., 6.60%, Series L		17,652	$396,640
Duke Realty Corp., 6.95%, Series M		22,960	548,285
Duke Realty Corp., 7.25%, Series N		24,640	604,912
DuPont Fabros Technology, 7.875%, Series A		73,900	1,844,544
Harris Preferred Capital Corp., 7.375%, Series A		8,362	210,806
Lexington Corporate Properties Trust, 8.05%, Series B		68,850	1,738,463
Vornado Realty Trust, 6.625%, Series G		13,321	309,047
Vornado Realty Trust, 6.75%, Series H		14,000	331,660
			5,984,357
HEALTH CARE	0.8%
Cogdell Spencer, 8.50%, Series A		50,000	1,247,500
OFFICE	1.8%
CommonWealth REIT, 6.50%, Series D (Convertible)		22,000	480,260
Cousins Properties, 7.50%, Series B		50,732	1,258,153
Hudson Pacific Properties, 8.375%, Series B		50,000	1,250,000
			2,988,413
OFFICE/INDUSTRIAL	0.5%
PS Business Parks, 7.375%, Series O		32,394	816,977
RESIDENTIAL—APARTMENT	1.8%
Alexandria Real Estate Equities, 7.00%, Series D		55,000	1,361,250
Apartment Investment & Management Co., 7.75%, Series U		62,000	1,556,200
			2,917,450
SHOPPING CENTER	4.6%
COMMUNITY CENTER	3.4%
Cedar Shopping Centers, 8.875%, Series A		38,000	954,940
Developers Diversified Realty Corp., 7.375%, Series H		39,450	932,993
Developers Diversified Realty Corp., 7.50%, Series I		51,900	1,242,486
Kimco Realty Corp., 7.75%, Series G		17,468	461,155
Kite Realty Group Trust, 8.25%, Series A		52,490	1,313,562
Regency Centers Corp., 7.45%, Series C		19,000	481,460
Saul Centers, 9.00%, Series B		7,000	183,470
			5,570,066

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
REGIONAL MALL	1.2%
CBL & Associates Properties, 7.375%, Series D		84,300	$1,991,166
TOTAL SHOPPING CENTER			7,561,232
SPECIALTY	0.5%
Entertainment Properties Trust, 7.375%, Series D		33,039	790,293
TOTAL REAL ESTATE			22,306,222
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$63,709,703)			64,088,950
PREFERRED SECURITIES—CAPITAL SECURITIES	54.3%
BANK	18.9%
Bank of America Corp., 8.125%, due 12/29/49		2,300,000	2,320,815
BB&T Capital Trust II, 6.75%, due 6/7/36		800,000	805,509
BB&T Capital Trust IV, 6.82%, due 6/12/57		1,600,000	1,584,000
Citigroup Capital III, 7.625%, due 12/1/36		1,000,000	1,026,607
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series 1		3,500	3,781,094
Fifth Third Capital Trust IV, 6.50%, due 4/15/37, (FRN)		1,000,000	957,500
Goldman Sachs Capital I, 6.345%, due 2/15/34		1,000,000	955,659
JP Morgan Chase Capital XXII, 6.45%, due 2/2/37, Series V		1,000,000	999,221
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y		1,000,000	1,034,310
JPMorgan Chase & Co., 7.90%, due 4/29/49		6,600,000	7,039,369
NB Capital Trust II, 7.83%, due 12/15/26		200,000	201,500
Wachovia Capital Trust V, 7.965%, due 6/1/27, 144Aa		2,000,000	1,974,416
Wells Fargo & Co., 7.98%, due 3/29/49		5,650,000	5,989,000
Wells Fargo & Co., 7.50%, Series L (Convertible)		2,250	2,251,237
			30,920,237

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
BANK—FOREIGN	10.8%
Abbey National Capital Trust I, 8.963%, due 12/29/49		700,000	$740,239
Barclays Bank PLC, 6.278%, due 12/31/49		1,250,000	1,081,250
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)[a]		2,400,000	2,292,000
BBVA International Preferred SA, 5.919%, due 12/31/49, (FRN)		1,100,000	837,023
BNP Paribas, 7.195%, due 12/31/49, 144Aa		1,700,000	1,640,500
Claudius Ltd., 7.875%, due 12/29/49, (United Kingdom)		1,500,000	1,533,750
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144Aa		1,318,000	1,736,465
Intesa Sanpaolo SpA, 9.50%, due 6/1/16		1,000,000	1,276,166
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144Aa		1,300,000	1,144,000
Rabobank Nederland, 11.00%, due 6/29/49, 144Aa		600,000	777,782
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)[a]		720,000	715,280
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)[a]		1,600,000	1,861,675
Standard Chartered PLC, 7.014%, due 7/29/49, 144Aa		2,000,000	1,964,098
			17,600,228
CONSUMER NON-CYCLICAL—RETAIL	0.3%
CVS Caremark Corp., 6.302%, due 6/1/37		550,000	530,236
FINANCE	4.4%
CREDIT CARD	3.0%
American Express Co., 6.80%, due 9/1/66		1,950,000	1,945,125
Capital One Capital III, 7.686%, due 8/15/36		2,950,000	2,979,500
			4,924,625
INVESTMENT ADVISORY SERVICES	0.6%
Ameriprise Financial, 7.518%, due 6/1/66, (FRN)		1,000,000	1,047,500
INVESTMENT BANKER/BROKER	0.8%
Schwab Capital Trust I, 7.50%, due 11/15/37		1,250,000	1,297,441
TOTAL FINANCE			7,269,566

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
INSURANCE	12.7%
LIFE/HEALTH INSURANCE	3.1%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Aa		2,200,000	$2,222,000
Lincoln National Corp., 7.00%, due 5/17/66		1,750,000	1,723,750
Prudential Financial, 8.875%, due 6/15/38, (FRN)		1,000,000	1,172,500
			5,118,250
MULTI-LINE	4.4%
AON Corp., 8.205%, due 1/1/27		1,000,000	1,080,020
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144Aa		1,850,000	1,965,625
MetLife Capital Trust X, 9.25%, due 4/8/38, 144Aa		3,525,000	4,159,500
			7,205,145
MULTI-LINE—FOREIGN	1.7%
AXA SA, 6.379%, due 12/29/49, 144Aa		1,050,000	959,437
AXA SA, 6.463%, due 12/29/49, 144A (FRN)[a]		1,000,000	902,500
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144Aa		950,000	944,063
			2,806,000
PROPERTY CASUALTY	1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa		1,825,000	1,815,875
PROPERTY CASUALTY—FOREIGN	1.4%
ACE Capital Trust II, 9.70%, due 4/1/30		1,800,000	2,228,776
REINSURANCE—FOREIGN	1.0%
Catlin Insurance Co., 7.249%, due 12/31/49, 144Aa		1,900,000	1,681,500
TOTAL INSURANCE			20,855,546
INTEGRATED TELECOMMUNICATIONS SERVICES	1.8%
Centaur Funding Corp., 9.089%, due 4/21/20, 144Aa		2,733	2,967,013
PIPELINES	2.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37		1,550,000	1,595,989
Enterprise Products Operating LP, 8.375%, due 8/1/66		1,750,000	1,881,157
			3,477,146

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
UTILITIES	3.3%
ELECTRIC UTILITIES	1.0%
FPL Group Capital, 7.30%, due 9/1/67, Series D		1,600,000	$1,654,167
MULTI UTILITIES	2.3%
Dominion Resources, 7.50%, due 6/30/66, Series A		2,395,000	2,505,577
PPL Capital Funding, 6.70%, due 3/30/67, Series A		1,280,000	1,255,973
			3,761,550
TOTAL UTILITIES			5,415,717
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$88,083,514)			89,035,689
		Principal Amount
CORPORATE BONDS	3.0%
BANK	0.8%
Huntington BancShares, 7.00%, due 12/15/20		$1,250,000	1,318,480
INSURANCE—PROPERTY CASUALTY	0.8%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		1,500,000	1,333,773
INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
Citizens Communications Co., 9.00%, due 8/15/31		1,350,000	1,393,875
REAL ESTATE—SPECIALTY	0.6%
Entertainment Properties Trust, 7.75%, due 7/15/20, 144Aa		850,000	903,125
TOTAL CORPORATE BONDS (Identified cost—$4,868,135)			4,949,253

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2010

		Number of Shares	Value
SHORT-TERM INVESTMENTS	2.8%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%[b]		$2,250,000	$2,250,000
State Street Institutional Liquid Reserves Fund, 0.18%[b]		2,250,000	2,250,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,500,000)			4,500,000
TOTAL INVESTMENTS (Identified cost—$161,161,352)	99.2%		162,573,892
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		1,303,545
NET ASSETS	100.0%		$163,877,437

Glossary of Portfolio Abbreviations

FRN  Floating Rate Note

QUIPS  Quarterly Income Preferred Securities

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 20.7% of net assets of the Fund, of which, 0.0% are illiquid.

b  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS:
Investments in securities, at value (Identified cost—$161,161,352)	$162,573,892
Cash	143,911
Receivable for:
Dividends and interest	1,671,368
Fund shares sold	1,385,249
Investment securities sold	37,014
Due from advisor	33,038
Other assets	430
Total Assets	165,844,902
LIABILITIES:
Payable for:
Investment securities purchased	1,829,280
Fund shares redeemed	24,075
Distribution fees	2,642
Shareholder servicing fees	925
Directors' fees	257
Other liabilities	110,286
Total Liabilities	1,967,465
NET ASSETS	$163,877,437
NET ASSETS consist of:
Paid-in capital	$162,728,307
Undistributed net investment income	54,648
Net realized loss	(317,477)
Net unrealized appreciation	1,411,959
$163,877,437

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2010

CLASS A SHARES:
NET ASSETS	$50,422,096
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,168,601
Net asset value and redemption price per share	$12.10
Maximum offering price per share ($12.10 ÷ 0.955)[a]	$12.67
CLASS C SHARES:
NET ASSETS	$48,359,398
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,010,661
Net asset value and offering price per share[b]	$12.06
CLASS I SHARES:
NET ASSETS	$65,095,943
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,379,429
Net asset value, offering, redemption price per share	$12.10

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Period May 3, 2010a through December 31, 2010

Investment Income:
Dividend income (net of $7,134 of foreign withholding tax)	$1,809,737
Interest income	1,606,301
Total Income	3,416,038
Expenses:
Investment management fees	315,539
Distribution fees—Class A	40,051
Distribution fees—Class C	88,340
Professional fees	92,098
Administration fees	65,833
Shareholder servicing fees—Class A	16,020
Shareholder servicing fees—Class C	29,447
Shareholder reporting expenses	36,865
Registration and filing fees	25,578
Transfer agent fees and expenses	25,390
Custodian fees and expenses	24,540
Directors' fees and expenses	5,985
Line of credit fees	2,383
Miscellaneous	2,291
Total Expenses	770,360
Reduction of Expenses (See Note 2)	(371,116)
Net Expenses	399,244
Net Investment Income	3,016,794
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(107,203)
Foreign currency transactions	(14,642)
Net realized loss	(121,845)
Net change in unrealized appreciation (depreciation) on:
Investments	1,412,540
Foreign currency translations	(581)
Net change in unrealized appreciation (depreciation)	1,411,959
Net realized and unrealized gain	1,290,114
Net Increase in Net Assets Resulting from Operations	$4,306,908

a  Commencement of operations.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the Period May 3, 2010[a] through December 31, 2010
Change in Net Assets:
From Operations:
Net investment income	$3,016,794
Net realized loss	(121,845)
Net change in unrealized appreciation (depreciation)	1,411,959
Net increase in net assets resulting from operations	4,306,908
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,012,791)
Class C	(734,519)
Class I	(1,172,191)
Net realized gains:
Class A	(85,047)
Class C	(62,623)
Class I	(92,572)
Tax return of capital:
Class A	(57,526)
Class C	(42,359)
Class I	(62,617)
Total dividends and distributions to shareholders	(3,322,245)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	162,792,499
Total increase in net assets	163,777,162
Net Assets:
Beginning of period	100,275
End of period[b]	$163,877,437

a  Commencement of operations.

b  Includes undistributed net investment income of $54,648.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A	Class C	Class I
Per Share Operating Performance:	For the Period May 3, 2010[a] through December 31, 2010
Net asset value, beginning of period	$11.46	$11.46	$11.46
Income from investment operations:
Net investment income[b]	0.53	0.49	0.58
Net realized and unrealized gain	0.52	0.49	0.49
Total from investment operations	1.05	0.98	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.34)	(0.31)	(0.36)
Net realized gains	(0.04)	(0.04)	(0.04)
Tax return of capital	(0.03)	(0.03)	(0.03)
Total dividends and distributions to shareholders	(0.41)	(0.38)	(0.43)
Redemption fees retained by the Fund[c]	0.00	0.00	0.00
Net increase in net asset value	0.64	0.60	0.64
Net asset value, end of period	$12.10	$12.06	$12.10
Total investment return[d]	9.22%[e]	8.62%[e]	9.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.4	$48.4	$65.1
Ratio of expenses to average daily net assets (before expense reduction)[f,g]	1.67%	2.32%	1.32%
Ratio of expenses to average daily net assets (net of expense reduction)[f,g]	0.85%	1.50%	0.50%
Ratio of net investment income to average daily net assets (before expense reduction)[f,g]	5.71%	5.22%	6.43%
Ratio of net investment income to average daily net assets (net of expense reduction)[f,g]	6.53%	6.04%	7.25%
Portfolio turnover rate[d]	31%	31%	31%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less that $0.005.

d  Not annualized.

e  Does not reflect sales charges, which would reduce return.

f  Annualized.

g  Reflects Fund level ratio for non-class specific expenses plus class specific expenses for Class A and Class C shares.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return. The Fund had no operations until April 27, 2010 when it sold 100 shares each of Class A and C and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on May 3, 2010. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Insurance— Multi-Line—Foreign	$4,740,460	$3,049,847	$1,690,613	—
Preferred Securities—$25 Par Value—Other Industries	59,348,490	59,348,490	—	—
Preferred Securities—Capital Securities—Bank	30,920,237	2,251,237	28,669,000	—
Preferred Securities—Capital Securities—Other Industries	58,115,452	—	58,115,452	—
Corporate Bonds	4,949,253	—	4,949,253	—
Money Market Funds	4,500,000	—	4,500,000	—
Total Investments	$162,573,892	$64,649,574	$97,924,318	—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the period ended December 31, 2010, a portion of the dividends have been reclassified to net realized gains and return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of December 31, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

In December 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted. The Act contained federal income tax law changes affecting mutual funds and their shareholders. The provisions of the Act were evaluated and its implementation is not expected to have a material impact to the Fund or the Fund's shareholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the period May 3, 2010 (commencement of operations) through December 31, 2010, and through April 30, 2011, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 0.85% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the Fund's average daily net assets. For the period May 3, 2010 (commencement of operations) through December 31, 2010, the Fund accrued $22,539 in fees under this administration agreement all of which were waived by the advisor. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the period May 3, 2010 (commencement of operations) through December 31, 2010, the Fund has been advised that the distributor received $119,709 in sales commissions from the sale of Class A shares.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $763 from the Fund for the period May 3, 2010 (commencement of operations) through December 31, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period May 3, 2010 (commencement of operations) through December 31, 2010, totaled $180,546,404 and $23,585,691, respectively.

Note 4. Income Tax Information

The tax character of dividends and distributions paid was as follows:

For the Period May 3, 2010[a] through December 31, 2010
Ordinary income	$3,107,140
Long-term capital gain	52,603
Tax return of capital	162,502
Total dividends and distributions	$3,322,245

a  Commencement of operations.

As of December 31, 2010, the tax-basis components of accumulated earnings and the federal tax cost were as follows:

Cost for federal income tax purposes	$161,253,746
Gross unrealized appreciation	$2,207,701
Gross unrealized depreciation	(887,555)
Total net unrealized appreciation	$1,320,146

The Fund incurred capital and currency losses of $226,395 and $25,761, respectively, after October 31, 2010 that it has elected to treat as arising in the following fiscal year.

As of December 31, 2010, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities and permanent book/tax differences primarily attributable to foreign currency transactions and initial year nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $1,965, net realized loss was credited $44,610 and undistributed net investment income was charged $42,645. Net assets were not affected by this reclassification.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the period May 3, 2010[a] through December 31, 2010
	Shares	Amount
CLASS A:
Sold	6,591,941	$79,151,012
Issued as reinvestment of dividends and distributions	36,829	444,762
Redeemed	(2,460,269)	(30,138,240)
Redemption fees retained by the Fund[b]	—	6,031
Net increase	4,168,501	$49,463,565
CLASS C:
Sold	4,060,335	$48,771,017
Issued as reinvestment of dividends and distributions	14,454	174,270
Redeemed	(64,228)	(775,585)
Redemption fees retained by the Fund[b]	—	4,411
Net increase	4,010,561	$48,174,113
CLASS I:
Sold	6,440,977	$78,027,900
Issued as reinvestment of dividends and distributions	21,656	261,800
Redeemed	(1,091,754)	(13,141,832)
Redemption fees retained by the Fund[b]	—	6,953
Net increase	5,370,879	$65,154,821

a  Commencement of operations.

b  A 2% redemption fee may be charged on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund. Effective March 1, 2011, the Fund will no longer charge redemption fees.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 6. Borrowings

Effective May 21, 2010, the Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. (Effective January 28, 2011, the credit agreement was subsequently renewed under similar terms and expires January 27, 2012. The commitment fee was reduced to 0.125%).

During the period May 21, 2010 through December 31, 2010, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Events and transactions occurring after December 31, 2010 and through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements and no additional disclosure is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Cohen & Steers Preferred Securities and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cohen & Steers Preferred Securities and Income Fund, Inc. (the "Fund") at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period May 3, 2010 (commencement of operations) through December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2011

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

TAX INFORMATION—2010 (Unaudited)

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $882,925. Additionally, 13.2% of the ordinary dividends qualified for the dividends received deduction available to corporations. Also, the Fund designates a long-term capital gain distribution of $24,612 at the 15% rate and $27,991 at the 25% rate or maximum allowable.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its advisor, administrator, sub-administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the advisor, administrator and sub-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

The Board of Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2]	Principal Occupation During at Least the Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Interested Directors[4]

Robert H. Steers Age: 57	Director and Co-Chairman	Until next election of directors	Co-Chairman and Co-Chief Executive Officer of Cohen & Steers Capital Management, Inc. (the Advisor) since 2003 and its parent, Cohen & Steers, Inc. since 2004. Vice President of Cohen & Steers Securities, LLC.	18	1991 to present

Martin Cohen[5] Age: 62	Director and Co-Chairman	Until next election of directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and Cohen & Steers, Inc. since 2004. Prior to that, President of the Advisor; Vice President of Cohen & Steers Securities, LLC.	18	1991 to present

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2]	Principal Occupation During at Least the Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Disinterested Directors

Bonnie Cohen[5] Age: 68	Director	Until next election of directors	Consultant. Board Member, United States Department of Defense Business Board since 2010; Board Member, Global Heritage Fund since 2002; Advisory Board member, Posse Foundation since 2004; Trustee, H. Rubenstein Foundation since 1996; Trustee, District of Columbia Public Libraries since 2004; Board member Woods Hole Research Center since 2011; Board member Teluride Mountain Film Festival since 2010; Board member, Washington National Opera since 2007; Former Director, Reis, Inc. (real estate analytics firm) from 2003 to 2009; Former member of the Investment Committee, The Moriah Fund from 2002 to 2008; Former Board member, Foundation for Arts and Preservations in Embassies from 2001 to 2009; Former Under Secretary of State for Management, United States Department of State, 1996-2000.	18	2001 to present

George Grossman Age: 57	Director	Until next election of directors	Attorney-at-law	18	1993 to present

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2]	Principal Occupation During at Least the Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Richard E. Kroon Age: 68	Director	Until next election of directors	Member of Investment Committee, Monmouth University since 2004; Former Director, AmComp (workers' compensation insurance company) from 1996 to 2003 and from 2004 to 2005; Former Director, Finlay Enterprises (fine jewelry retailing) from 2003 to 2006; Former Director, Prominence Networks (telecom equipment) from 2003 to 2005; Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former chairman of the National Venture Capital Association for the year 2000.	18	2004 to present

Richard J. Norman Age: 67	Director	Until next election of directors	Private Investor. Member, District of Columbia Department of Corrections Chaplains Corps from 2008 to February 2010; Member, Montgomery County, Maryland Department of Corrections Chaplains Corp since February 2010; Special Representative, Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Financial Education Fund Chair, The Foundation Board of Maryland Public Television since 2009; Former President, Executive Committee, Chair of Investment Committee, The Foundation Board of Maryland Public Television from 1997 to 2008. Prior thereto, Investment Representative of Morgan Stanley Dean Witter from 1966 to 2000.	18	2001 to present

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2]	Principal Occupation During at Least the Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Frank K. Ross Age: 67	Director	Until next election of directors	Visiting Professor of Accounting, Howard University School of Business since 2004; Board member and Audit Committee Chair and Human Resources and Compensation Committee Member, Pepco Holdings, Inc. (electric utility) since 2004. Former Board Member of NCRIC, Inc. from 2004 to 2005. Formerly, Midatlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington, DC offices from 1977 to 2003.	18	2004 to present

Willard H. Smith Jr. Age: 74	Director	Until next election of directors	Board member, Essex Property Trust, Inc. since 1996; Former Board member, Realty Income Corporation from 1996 to 2009; Former Board member, Highwoods Property Trust from 1996 to 2005; Former Board member, Crest Net Lease, Inc. from 1999 to 2009 Formerly, Managing Director at Merrill Lynch & Co., Equity Capital Markets Division, from 1983 to 1995.	18	1996 to present

C. Edward Ward Jr. Age: 64	Director	Until next election of directors	Member of The Board of Trustees of Manhattan College, Riverdale, New York since 2004. Formerly Director of closed-end fund management for the New York Stock Exchange, where he worked from 1979 to 2004.	18	2004 to present

1  The address for each director is 280 Park Avenue, New York, NY 10017.

2  On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.

3  The length of time served represents the year in which the director was first elected or appointed to any fund in the Cohen & Steers fund complex.

4  "Interested person", as defined in the 1940 Act, of the Fund because of affiliation with the investment manager (Interested Directors).

5  Martin Cohen and Bonnie Cohen are not related.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The officers of the fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their address, their ages and their principal occupations for at least the past five years are set forth below.

Name, Address and Age[1]	Position(s) Held with Fund	Principal Occupation During at Least the Past 5 Years	Length of Time Served[2]
Adam M. Derechin Age: 46	President and Chief Executive Officer	Chief Operating Officer of CSCM (since 2003) and CNS (since 2004). Prior to that, Senior Vice President of CSCM and Vice President and Assistant Treasurer of the Cohen & Steers funds.	Since 2005

Joseph M. Harvey Age: 47	Vice President	President and Chief Investment Officer of CSCM (since 2003) and President of CNS (since 2004). Prior to that, Senior Vice President and Director of Investment Research of CSCM.	Since 2004

William F. Scapell Age: 43	Vice President	Senior Vice President of CSCM since 2003. Prior to that, chief strategist for preferred securities at Merrill Lynch & Co., Inc.	Since 2003

Francis C. Poli Age: 48	Secretary	Executive Vice President, Secretary and General Counsel of CSCM and CNS since March 2007. Prior thereto, General Counsel of Allianz Global Investors of America LP.	Since 2007

James Giallanza Age: 44	Treasurer and Chief Financial Officer	Senior Vice President of CSCM since September 2006. Prior thereto, Deputy Head of the US Funds Administration and Treasurer & CFO of various mutual funds within the Legg Mason (formally Citigroup Asset Management) fund complex from August 2004 to September 2006; Director/Controller of the US wholesale business at UBS Global Asset Management (U.S.) from September 2001 to July 2004.	Since 2006

Lisa D. Phelan Age: 42	Chief Compliance Officer	Senior Vice President and Director of Compliance of CSCM since 2007 and prior to that, Vice President since 2006. Chief Compliance Officer of CSSL since 2004. Prior to that, Compliance Officer of CSCM since 2004. Chief Compliance Officer, Avatar Associates & Overture Asset Managers, 2003-2004.	Since 2006

1  The address of each officer is 280 Park Avenue, New York, NY 10017

2  Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS
GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CPXAX
Class C—CPXCX
Class I—CPXIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

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COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

ANNUAL REPORT

DECEMBER 31, 2010

CPXAXAR

Item 2. Code of Ethics.

The registrant has adopted an Amended and Restated Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800-330-7348 or writing to the Secretary of the registrant, 280 Park Avenue, New York, NY 10017.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that Frank K. Ross, a member of the board’s audit committee, is an “audit committee financial expert”.  Mr. Ross is “independent,” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) — (d) Aggregate fees billed to the registrant for the period ended December 31, 2010 (the registrant commenced operations on May 3, 2010) for professional services rendered by the registrant’s principal accountant were as follows:

2010
Audit Fees	$45,000
Audit-Related Fees	$0
Tax Fees	$6,250
All Other Fees	$0

Tax fees were billed in connection with the preparation of tax returns, calculation and designation of dividends and other miscellaneous tax services.

(e)(1)       The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.  The audit committee may not delegate its responsibility to pre-approve services to be performed by the registrant’s principal accountant to the investment advisor.

(e) (2)      No services included in (b) — (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           For the fiscal period ended December 31, 2010 (the registrant commenced operations on May 3, 2010), the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant were:

2010
Registrant	$6,250
Investment Advisor	$20,000

(h)           The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: March 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date: March 2, 2011